Fair Value Measurements - Schedule of Financial Instruments Measured at Fair Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair value measurements, Short term investments	$ 181,960	$ 70,328
Fair value measurements, Total	259,075	384,685
Time deposits [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair value measurements, Cash equivalent, time deposits with original maturities less than three months	115,944	314,357
Investments in financial instruments [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair value measurements, Short term investments	143,131	70,328
Significant other observable inputs (Level 2) [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair value measurements, Total	259,075	384,685
Significant other observable inputs (Level 2) [Member] | Time deposits [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair value measurements, Cash equivalent, time deposits with original maturities less than three months	115,944	314,357
Significant other observable inputs (Level 2) [Member] | Investments in financial instruments [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair value measurements, Short term investments	$ 143,131	$ 70,328